FAIR VALUE MEASUREMENTS (Details Narrative) - DHC Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the trust account	$ 22,040,092	$ 313,913,217
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement with unobservable inputs reconciliation liability transfers from level1 to level3	1,031,502
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the trust account	$ 22,040,092	$ 313,913,217